Income tax	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Income tax
18 Income tax

	Note	2020	2019	2018

Current tax
Current year		(105)	118	53

Adjustments to prior years		(205)	(14)	(36)
		(310)	103	17
Deferred tax	40

Origination / (reversal) of temporary differences		(99)	68	23

Changes in tax rates / bases		(11)	33	(30)

Changes in deferred tax assets as a result of recognition /write off of previously not recognized / recognized tax losses, tax credits and deductible temporary differences		12	4	(35)

Non-recognition of deferred tax assets		7	17	17

Adjustments to prior years		171	(8)	48
		81	114	22
Income tax for the period (income) / charge		(229)	217	39
Adjustments to prior years include shifts between current and deferred tax.

Reconciliation between standard and effective income tax:	2020	2019	2018
Income/(loss) before tax	(364)	1,453	746

Income tax calculated using weighted average applicable statutory tax rates	(99)	292	177

Difference due to the effects of:

Non-taxable income	(46)	(76)	(80)

Non-tax deductible expenses	22	22	28

Changes in tax rate/base	(11)	33	(30)

Tax credits	(57)	(67)	(68)

Other taxes	(2)	57	29

Adjustments to prior years	(33)	(22)	11

Changes in deferred tax assets as a result of recognition / write off of previously not recognized / recognized tax losses, tax credits and deductible temporary differences	12	4	(35)

Non-recognition of deferred tax assets	7	17	17

Tax effect of (profit) / losses from joint ventures and associates	(17)	(11)	(9)

Other	(4)	(32)	(1)
	(130)	(75)	(138)
Income tax for the period (income) / charge	(229)	217	39

The weighted average applicable statutory tax rate for 2020 is 27.1% (2019: 20.1%, 2018: 23.7%). The weighted average applicable statutory tax rate increased compared to 2019 due to relatively high income in 2020 from equity accounted joint ventures and associates - compared to the total consolidated income - which is presented net of tax in the consolidated income statement.
Non-taxable income in 2020 is comprised of the regular non-taxable items such as the dividend received deduction in the United States and the participation exemption in the Netherlands. Compared to 2019 non-taxable income decreased due to less exempt income in the Netherlands and the United Kingdom.
In the Netherlands, the enacted future corporate income tax rate will remain 25% (instead of the earlier enacted 21.7% as from January 1, 2021) thereby reversing the beneficial tax rate impact of 2018 and 2019. In the United Kingdom, the previously enacted reduction in tax rate was also repealed leading to an increase of corporate income tax rate from 17% to 19% which resulted in a beneficial tax rate impact.
Tax credits mainly include tax benefits from United States investments that provide affordable housing to individuals and families that meet median household income requirements.
Other taxes are lower than previous years due to unfavorable equity markets which yielded lower policyholder taxes in the United Kingdom and state tax benefits in the United States due to negative income.
Adjustments to prior year mainly consist of a shift between current and deferred tax in the Netherlands due to the recalculation of the technical insurance provisions for tax purposes.
In 2019 ‘Other’ mainly relates to the one-off tax benefit in the United Kingdom due to the release of the historic deferred tax balances held in respect of the pension scheme deficit when the defined benefit pension scheme moved to surplus.
The following tables present income tax related to components of other comprehensive income and retained earnings.

	2020	2019	2018
Items that will not be reclassified to profit and loss:
Changes in revaluation reserve real estate held for own use	(2)	1	7

Remeasurements of defined benefit plans	140	90	(15)
	138	92	(8)
Items that may be reclassified subsequently to profit and loss:

(Gains) / losses on revaluation of available-for-sale investments	(666)	(726)	531

(Gains) / losses transferred to the income statement on disposal and impairment of available-for-sale investments	2	94	(17)

Changes in cash flow hedging reserve	54	3	1

Movement in foreign currency translation and net foreign investment hedging reserve	(7)	(5)	(20)
	(616)	(634)	494
Total income tax related to components of other comprehensive income	(479)	(542)	487

		2020	2019	2018
Income tax related to equity instruments and other

Income tax related to equity instruments	31	18	51	38

Other		1	(1)	(12)
Total income tax recognized directly in retained earnings		19	50	26

Aegon N.V [member]
Statement [LineItems]
Income tax
7 Income tax

	2020	2019
Current Tax
Current Tax	39	40
Income tax for the period (income) / charge	39	40

Reconciliation between standard and effective tax
Income before tax	(185)	(181)
Tax on income on Dutch corporate income tax rate	46	45

Differences due to the effect of:
Non deductible expenses	(7)	(6)
Total	39	40